Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Free Shares (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Oct. 18, 2019
Total number of AGA voided		0
Total number of AGA definitively vested	0	0	0
Total number of AGA remaining		35,070
Valuation method used		Black & Scholes
Expected dividends		0.00%
Expected volatility		40.00%
Risk-free interest rate		0.00%
AGA D | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Jul. 18, 2019
Date of the Executive Board Meeting		Jul. 18, 2019
Total number of AGA subscribed		3,000
Total number of AGA voided		0
Total number of AGA definitively vested		0
Total number of AGA remaining		3,000
Acquisition period		From 07/18/2019 to 09/16/2022
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 17.06
Expected dividends		0.00%
Expected volatility		40.20%
Risk-free interest rate		0.00%
Turnover rate		0.00%
AGA D | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Jul. 18, 2019
Date of the Executive Board Meeting		Jul. 18, 2019
Total number of AGA subscribed		16,070
Total number of AGA voided		450
Total number of AGA definitively vested		0
Total number of AGA remaining		15,620
Acquisition period		From 07/18/2019 to 09/16/2022
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 17.06
Expected dividends		0.00%
Expected volatility		40.20%
Risk-free interest rate		0.00%
Turnover rate		0.00%
AGA S | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Jul. 18, 2019
Date of the Executive Board Meeting		Jul. 18, 2019
Total number of AGA subscribed		0
Total number of AGA voided		0
Total number of AGA definitively vested		0
Total number of AGA remaining		0
Acquisition period		From 07/18/2019 to 09/16/2022
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 17.06
Expected dividends		0.00%
Expected volatility		40.20%
Risk-free interest rate		0.00%
Turnover rate		0.00%
AGA S | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Jul. 18, 2019
Date of the Executive Board Meeting		Jul. 18, 2019
Total number of AGA subscribed		17,556
Total number of AGA voided		702
Total number of AGA definitively vested		0
Total number of AGA remaining		16,854
Acquisition period		From 07/18/2019 to 09/16/2022
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 17.06
Expected dividends		0.00%
Expected volatility		40.20%
Risk-free interest rate		0.00%
Turnover rate		0.00%
AGA D and S
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 07, 2018
Date of the Executive Board Meeting			Nov. 22, 2018
Total number of AGA subscribed			35,800
Total number of AGA voided			1,872
Total number of AGA definitively vested			0
Total number of AGA remaining			33,928
Acquisition period			From 07/18/2019 to 09/16/2022
Valuation method used			Monte Carlo
Price of the share at the time of allocation | € / shares			€ 20.02
Expected dividends			0.00%
Expected volatility			38.00%
Risk-free interest rate			0.00%
Turnover rate			15.00%
AGA D and S 2017-1 and 2017-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO				Nov. 22, 2017
Date of the Executive Board Meeting				Dec. 06, 2017
Total number of AGA subscribed				41,196
Total number of AGA voided				9,846
Total number of AGA definitively vested				19,403
Total number of AGA remaining				11,947
Acquisition period				From 12/06/2017 to 12/31/2020
Valuation method used				Monte Carlo
Price of the share at the time of allocation | € / shares				€ 21.95
Expected dividends				0.00%
Expected volatility				53.70%
Risk-free interest rate				0.00%
Turnover rate				15.00%
AGA D and S 2016-1 and 2016-2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting					Jun. 21, 2016
Date of the Management Board meeting					Dec. 15, 2016
Total number of AGA subscribed					30,709
Total number of AGA voided					5,429
Total number of AGA definitively vested					25,280
Total number of AGA remaining					0
Acquisition period					From 12/15/2016 to 12/15/2019
Valuation method used					Monte Carlo
Price of the share at the time of allocation | € / shares					€ 20.78
Expected dividends					0.00%
Expected volatility					63.00%
Risk-free interest rate					0.00%
Turnover rate					15.00%